Stock Options - Disclosure of incentive stock options granted under plan (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,472,661
Granted		20,000
Exercised		0	(85,715)
Forfeited or Expired	(97,250)	(252,178)
Ending balance	2,240,483	2,240,483	2,472,661
Total exercisable	1,969,233	1,969,233	1,711,798	1,969,233
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 9.62
Weighted Average Exercise Price, Granted | $ / shares		1.4
Weighted Average Exercise Price, Exercised | $ / shares		0
Weighted Average Exercise Price, Forfeited or Expired | $ / shares	$ 4.72	8.14
Weighted Average Exercise Price, Ending Balance | $ / shares	9.95	$ 9.95	$ 9.62
Weighted Average Remaining Life		2 years 8 months 12 days	3 years 2 months 12 days
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.59	$ 2.59
Beginning balance		238,212
Granted		0
Exercised		0
Forfeited or Expired		(5,357)
Ending balance	232,855	232,855	238,212
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 8.32	$ 8.32
Beginning balance		50,000
Granted		0
Exercised		0
Forfeited or Expired		0
Ending balance	50,000	50,000	50,000
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.9	$ 4.9
Beginning balance		14,999
Granted		0
Exercised		0
Forfeited or Expired		(8,571)
Ending balance	6,428	6,428	14,999
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 20
Beginning balance		300,000
Granted		0
Exercised		0
Forfeited or Expired		0
Ending balance	300,000	300,000	300,000
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				20
Beginning balance		20,000
Granted		0
Exercised		0
Forfeited or Expired		0
Ending balance	20,000	20,000	20,000
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 19.62	$ 19.62
Beginning balance		63,700
Granted		0
Exercised		0
Forfeited or Expired		(31,250)
Ending balance	32,450	32,450	63,700
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 16.45	$ 16.45
Beginning balance		523,250
Granted		0
Exercised		0
Forfeited or Expired		(53,250)
Ending balance	470,000	470,000	523,250
July 4, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.25	$ 4.25
Beginning balance		15,000
Granted		0
Exercised		0
Forfeited or Expired		(15,000)
Ending balance	0	0	15,000
November 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 2.46
Beginning balance		10,000
Granted		0
Exercised		0
Forfeited or Expired		(2,500)
Ending balance	7,500	7,500	10,000
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.8	$ 3.8
Beginning balance		632,500
Granted		0
Exercised		0
Forfeited or Expired		(60,000)
Ending balance	572,500	572,500	632,500
March 27, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.72	$ 2.72
Beginning balance		605,000
Granted		0
Exercised		0
Forfeited or Expired		(76,250)
Ending balance	528,750	528,750	605,000
June 28, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 1.4	$ 1.4
Beginning balance		0
Granted		20,000
Exercised		0
Forfeited or Expired		0
Ending balance	20,000	20,000	0